Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of deferred revenues [Table Text Block]
	December 31,
	2013	2012
Deferred revenues on maintenance contracts	731	600
Deferred revenue on RPP	16	50
Deferred revenue on sale of devices	121	304
Deferral of the gain on sale-lease-back transactions	5	9
Total	873	964
Less long term portion	(47)	(79)
Current portion	826	885